SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

           In March 2015, the Company acquired 100% of the equity interests in Recurrent Energy, LLC, a leading North American solar energy developer, from Sharp Corporation for a total consideration of $265 million. The valuation and initial accounting for the acquisition has not yet completed as of the date of this report.